Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,256,548.04

Principal:
Principal Collections	$21,599,831.46
Prepayments in Full	$13,567,941.55
Liquidation Proceeds	$659,522.74
Recoveries	$56,783.77
Sub Total	$35,884,079.52
Collections	$39,140,627.56

Purchase Amounts:
Purchase Amounts Related to Principal	$294,203.78
Purchase Amounts Related to Interest	$1,929.69
Sub Total	$296,133.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,436,761.03

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,436,761.03
Servicing Fee	$790,067.20	$790,067.20	$0.00	$0.00	$38,646,693.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,646,693.83
Interest - Class A-2 Notes	$47,727.76	$47,727.76	$0.00	$0.00	$38,598,966.07
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$38,215,506.07
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$38,064,894.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,064,894.40
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$37,990,697.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,990,697.07
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$37,927,557.07
Third Priority Principal Payment	$3,215,696.12	$3,215,696.12	$0.00	$0.00	$34,711,860.95
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$34,634,514.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,634,514.45
Regular Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$3,064,514.45
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,064,514.45
Residuel Released to Depositor	$0.00	$3,064,514.45	$0.00	$0.00	$0.00
Total		$39,436,761.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$3,215,696.12
Regular Principal Payment					$31,570,000.00
Total					$34,785,696.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,785,696.12	$76.54	$47,727.76	$0.11	$34,833,423.88	$76.65
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$34,785,696.12	$21.60	$796,483.26	$0.49	$35,582,179.38	$22.09

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$92,376,318.09	0.2032482	$57,590,621.97	0.1267120
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$907,836,318.09	0.5637474	$873,050,621.97	0.5421462

Pool Information
Weighted Average APR	4.379%	4.369%
Weighted Average Remaining Term	46.57	45.68
Number of Receivables Outstanding	47,223	46,119
Pool Balance	$948,080,641.24	$911,593,258.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$907,836,318.09	$873,050,621.97
Pool Factor	0.5756317	0.5534782

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$38,542,636.46
Targeted Overcollateralization Amount	$38,542,636.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,542,636.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		144	$365,883.28
(Recoveries)		65	$56,783.77
Net Losses for Current Collection Period			$309,099.51
Cumulative Net Losses Last Collection Period			$4,003,668.49
Cumulative Net Losses for all Collection Periods			$4,312,768.00

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.39%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.11%	460	$10,163,112.09
61-90 Days Delinquent	0.12%	48	$1,087,990.21
91-120 Days Delinquent	0.03%	13	$310,897.94
Over 120 Days Delinquent	0.07%	29	$682,150.79
Total Delinquent Receivables	1.34%	550	$12,244,151.03

Repossession Inventory:
Repossessed in the Current Collection Period		26	$607,499.78
Total Repossessed Inventory		42	$1,134,863.31

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6656%
Preceding Collection Period			0.4492%
Current Collection Period			0.3989%
Three Month Average			0.5046%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2364%
Preceding Collection Period			0.2096%
Current Collection Period			0.1951%
Three Month Average			0.2137%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer